Income Taxes (Details) - Schedule of deferred tax asset and liability - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Deferred tax assets:
Tax loss carry forwards	$ 116,118	$ 56,642
Bad debt allowance	32,624	20,244
Advertising expense	7,061	9,883
Staff education fund		24
Less: valuation allowance	(58,479)	(56,156)
Deferred tax assets, net	$ 97,324	$ 30,637